Liquidity - Additional Information (Details) £ in Millions, € in Billions, $ in Billions	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2016 GBP (£)
Disclosure Of Financial Instruments [Line Items]
Borrowings		£ 5,287	£ 5,822	£ 5,423	€ 3	$ 4	£ 5,423
364-day Revolving Credit Facility
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity	£ 3,000
Period of borrowings maturity	364 days
Revolving Credit Facility Maturing in 2021
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity	£ 3,000
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity		5 years
Average centrally managed debt maturity of bonds		9 years 2 months 12 days	8 years 6 months	9 years 2 months 12 days
Hightest proportion of centrally managed debt maturing in a single rolling 12-month period		14.00%	19.70%	13.20%	14.00%	14.00%
Liquidity Risk | Top of range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a single rolling year		20.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Description of hedging instruments		It is Group policy that short-term sources of funds (including drawing under both the US$4 billion and £3 billion euro commercial paper programmes) are backed by undrawn committed lines of credit and cash. In July 2018, the Group exercised a one-year extension option for the £3 billion 364-day revolving credit facility, extending the final maturity to 2019. The Group also has access to a £3 billion revolving credit facility with a maturity date in 2021. These facilities were undrawn at 30 June 2018.